Securities - Amortized Cost, Gains and Losses, and Fair Value Available-for-sale (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Available-for-sale Debt Securities:
Amortized Cost	$ 306,261	$ 282,108
Gross Unrealized Gains	1,536	3,001
Gross Unrealized Losses	(2,024)	(835)
Debt securities carried at fair value	305,773	284,274
Other Debt Securities, Carried at Fair Value:
Amortized Cost	16,678	36,524
Gross Unrealized Gains	103	261
Gross Unrealized Losses	(174)	(364)
Fair Value	16,607	36,421
Debt securities carried at fair value:
Amortized Cost	322,939	318,632
Gross Unrealized Gains	1,639	3,262
Gross Unrealized Losses	(2,198)	(1,199)
Debt securities carried at fair value	322,380	320,695
Shareholders’ equity	256,205	243,471	$ 232,685	$ 236,956
Held-to-maturity Securities:
Amortized Cost	84,625	59,766
Gross Unrealized Gains	271	486
Gross Unrealized Losses	(850)	(611)
Held-to-maturity, fair value	84,046	59,641
Debt securities:
Amortized Cost	407,564	378,398
Gross Unrealized Gains	1,910	3,748
Gross Unrealized Losses	(3,048)	(1,810)
Fair Value	406,426	380,336
Accumulated other comprehensive income (loss)	(5,674)	(4,320)
Nonperforming Financing Receivable
Available-for-sale Debt Securities:
Debt securities carried at fair value	188	161
FNMA
Debt securities carried at fair value:
Amortized Cost	146,200	130,700
Debt securities carried at fair value	145,500	131,400
FHLMC
Debt securities carried at fair value:
Amortized Cost	53,400	28,300
Debt securities carried at fair value	53,200	28,600
Other assets
Available-for-sale Equity Securities:
Amortized Cost	326	336
Gross Unrealized Gains	99	27
Gross Unrealized Losses	0	0
Fair Value	425	363
Agency-collateralized mortgage obligations
Available-for-sale Debt Securities:
Amortized Cost	10,930	14,175
Gross Unrealized Gains	126	152
Gross Unrealized Losses	(71)	(79)
Debt securities carried at fair value	10,985	14,248
Other Debt Securities, Carried at Fair Value:
Fair Value	7	0
Debt securities carried at fair value:
Debt securities carried at fair value	10,992
Commercial
Available-for-sale Debt Securities:
Amortized Cost	7,176	3,931
Gross Unrealized Gains	50	69
Gross Unrealized Losses	(61)	0
Debt securities carried at fair value	7,165	4,000
Debt securities carried at fair value:
Debt securities carried at fair value	7,165
Non-agency residential
Available-for-sale Debt Securities:
Amortized Cost	3,031	4,244
Gross Unrealized Gains	218	287
Gross Unrealized Losses	(70)	(77)
Debt securities carried at fair value	3,179	4,454
Other Debt Securities, Carried at Fair Value:
Fair Value	3,490	$ 3,745
Debt securities carried at fair value:
Debt securities carried at fair value	$ 6,669
Non-agency residential | Prime
Debt securities:
Available-for-sale securities, percent held by rating	71.00%	76.00%
Non-agency residential | Alt-A
Debt securities:
Available-for-sale securities, percent held by rating	15.00%	14.00%
Non-agency residential | Subprime
Debt securities:
Available-for-sale securities, percent held by rating	14.00%	10.00%
Mortgage-backed securities
Available-for-sale Debt Securities:
Amortized Cost	$ 250,984	$ 185,942
Gross Unrealized Gains	1,182	2,548
Gross Unrealized Losses	(1,890)	(749)
Debt securities carried at fair value	250,276	187,741
Other Debt Securities, Carried at Fair Value:
Fair Value	3,497	19,449
Debt securities carried at fair value:
Debt securities carried at fair value	253,773
U.S. Treasury and agency securities
Available-for-sale Debt Securities:
Amortized Cost	25,075	69,267
Gross Unrealized Gains	211	360
Gross Unrealized Losses	(9)	(32)
Debt securities carried at fair value	25,277	69,595
Other Debt Securities, Carried at Fair Value:
Fair Value	0	1,541
Debt securities carried at fair value:
Debt securities carried at fair value	25,277
Non-U.S. securities
Available-for-sale Debt Securities:
Amortized Cost	5,743	6,208
Gross Unrealized Gains	27	33
Gross Unrealized Losses	(3)	(11)
Debt securities carried at fair value	5,767	6,230
Other Debt Securities, Carried at Fair Value:
Fair Value	12,843	15,132
Debt securities carried at fair value:
Debt securities carried at fair value	18,610
Corporate/Agency bonds
Available-for-sale Debt Securities:
Amortized Cost	243	361
Gross Unrealized Gains	3	9
Gross Unrealized Losses	(3)	(2)
Debt securities carried at fair value	243	368
Debt securities carried at fair value:
Debt securities carried at fair value	243
Other taxable securities, substantially all asset-backed securities
Available-for-sale Debt Securities:
Amortized Cost	10,238	10,774
Gross Unrealized Gains	50	39
Gross Unrealized Losses	(86)	(22)
Debt securities carried at fair value	10,202	10,791
Other Debt Securities, Carried at Fair Value:
Fair Value	267	299
Debt securities carried at fair value:
Debt securities carried at fair value	10,469
Total taxable securities
Available-for-sale Debt Securities:
Amortized Cost	292,283	272,552
Gross Unrealized Gains	1,473	2,989
Gross Unrealized Losses	(1,991)	(816)
Debt securities carried at fair value	291,765	274,725
Debt securities carried at fair value:
Debt securities carried at fair value	308,372
Tax-exempt securities
Available-for-sale Debt Securities:
Amortized Cost	13,978	9,556
Gross Unrealized Gains	63	12
Gross Unrealized Losses	(33)	(19)
Debt securities carried at fair value	14,008	9,549
Debt securities carried at fair value:
Debt securities carried at fair value	14,008
Agency
Available-for-sale Debt Securities:
Amortized Cost	229,847	163,592
Gross Unrealized Gains	788	2,040
Gross Unrealized Losses	(1,688)	(593)
Debt securities carried at fair value	228,947	165,039
Other Debt Securities, Carried at Fair Value:
Fair Value	0	15,704
Debt securities carried at fair value:
Debt securities carried at fair value	228,947
Debt securities
Debt securities carried at fair value:
Debt securities carried at fair value	322,380
Debt securities:
Accumulated other comprehensive income tax benefit	(188)
Debt securities | Available-for-sale debt securities
Debt securities carried at fair value:
Shareholders’ equity	$ (300)	$ 1,343	$ (3,257)	$ 4,443